Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Common stocks: 98.44%
Communication services: 0.06%
Media: 0.06%
DallasNews Corporation Class A ♠	539,897	$ 3,881,859
Consumer discretionary: 9.07%
Auto components: 1.17%
Holley Incorporated	5,500,000	71,445,000
Holley Incorporated †«	85,786	1,114,360
		72,559,360
Hotels, restaurants & leisure: 3.66%
Bally's Corporation †	224,226	8,534,042
Denny’s Corporation ♠†	4,504,212	72,067,392
Dine Brands Global Incorporated ♠	996,346	75,532,990
Jack In The Box Incorporated	818,800	71,628,624
		227,763,048
Household durables: 2.72%
Helen of Troy Limited †	533,830	130,505,420
Tupperware Brands Corporation ♠†	2,517,538	38,493,156
		168,998,576
Multiline retail: 0.69%
Franchise Group Incorporated	820,321	42,787,943
Textiles, apparel & luxury goods: 0.83%
Delta Apparel Incorporated ♠†	597,002	17,754,839
Steven Madden Limited	728,000	33,830,160
		51,584,999
Consumer staples: 11.39%
Beverages: 0.86%
Primo Water Corporation	3,041,589	53,623,214
Food products: 5.76%
Hostess Brands Incorporated †	2,628,543	53,674,848
J & J Snack Foods Corporation ♠	1,062,421	167,820,021
Nomad Foods Limited †	3,352,728	85,125,764
Tootsie Roll Industries Incorporated	703,224	25,477,806
UTZ Brands Incorporated Class A	1,635,179	26,081,105
		358,179,544
Household products: 4.44%
Central Garden & Pet Company ♠†	812,622	42,768,296
Central Garden & Pet Company Class A †	1,062,151	50,823,925
Spectrum Brands Holdings Incorporated	1,789,153	181,992,643
		275,584,864
Personal products: 0.33%
Edgewell Personal Care Company	447,158	20,439,592
See accompanying notes to portfolio of investments

Allspring Special Small Cap Value Fund  |  1

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Energy: 5.55%
Energy equipment & services: 1.06%
Forum Energy Technologies Incorporated †«	172,344	$ 2,766,121
Liberty Oilfield Services Class A †	1,418,271	13,757,229
Patterson-UTI Energy Incorporated	4,289,210	36,243,825
TechnipFMC plc	2,282,117	13,510,133
		66,277,308
Oil, gas & consumable fuels: 4.49%
Alto Ingredients Incorporated †	1,893,176	9,106,177
Berry Petroleum Corporation	1,940,786	16,341,418
Denbury Incorporated ##	514,765	39,425,851
EQT Corporation †##	866,100	18,889,641
Magnolia Oil & Gas Corporation	3,941,676	74,379,426
Nordic American Tankers Limited «	4,124,111	6,969,748
Northern Oil and Gas Incorporated	678,110	13,955,504
Southwestern Energy Company †	9,462,480	44,095,157
Whiting Petroleum Corporation	861,048	55,692,585
		278,855,507
Financials: 17.23%
Banks: 7.41%
Associated Banc Corporation	1,860,756	42,034,478
CVB Financial Corporation	1,615,600	34,589,996
First Citizens BancShares Corporation Class A	80,551	66,844,442
First Hawaiian Incorporated	1,110,858	30,359,749
Hancock Holding Company	1,009,520	50,496,190
Renasant Corporation	1,094,574	41,539,083
South State Corporation	617,832	49,494,522
UMB Financial Corporation	1,365,780	144,922,916
		460,281,376
Capital markets: 2.15%
Apollo Investment Corporation	1,859,586	23,784,105
Capitol Investment Corporation V †	1,250,000	6,350,000
Glassbridge Enterprises Incorporated ♠†«	1,527	5,589
Isos Acquistion Corporation (Accquired 7-1-2021, cost $9,000,000) ♦‡†>	900,000	7,811,320
Mason Industrial Technology Incorporated †	858,500	8,585,000
New Mountain Finance Corporation	2,502,450	34,283,565
Pershing Square Tontine Holdings †	2,320,195	45,754,245
Westwood Holdings Group Incorporated ♠	436,683	7,397,410
		133,971,234
Diversified financial services: 0.73%
Jackson Financial Incorporation Class A «	938,200	39,244,906
Pine Island Acquisition Corporation †	595,455	6,049,823
		45,294,729
Insurance: 4.98%
CNO Financial Group Incorporated	562,403	13,407,688
Enstar Group Limited †	298,637	73,939,535
National Western Life Group Class A	70,226	15,059,263
ProAssurance Corporation	1,228,959	31,092,663
See accompanying notes to portfolio of investments

2  |  Allspring Special Small Cap Value Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Insurance (continued)
Stewart Information Services Corporation	1,212,200	$ 96,648,706
The Hanover Insurance Group Incorporated	603,977	79,157,226
		309,305,081
Mortgage REITs: 1.96%
Apollo Commercial Real Estate Finance Incorporated	2,123,453	27,944,641
New York Mortgage Trust Incorporated	8,604,422	32,008,450
Two Harbors Investment Corporation	10,675,496	61,597,612
		121,550,703
Health care: 4.98%
Health care equipment & supplies: 1.09%
Natus Medical Incorporated †	1,094,467	25,971,702
Varex Imaging Corporation †	1,324,112	41,775,734
		67,747,436
Health care providers & services: 2.56%
ATI Physical Therapy Incorporated Class A †	928,700	3,148,293
Owens & Minor Incorporated ##	2,077,898	90,388,563
Patterson Companies Incorporated	1,330,665	39,055,018
Premier Incorporated Class A	641,637	26,416,195
		159,008,069
Pharmaceuticals: 1.33%
Perrigo Company plc	903,951	35,163,694
Prestige Consumer Healthcare Incorporated †	779,126	47,253,992
		82,417,686
Industrials: 28.77%
Aerospace & defense: 0.68%
Parsons Corporation †	1,260,616	42,419,728
Building products: 5.43%
CSW Industrials Incorporated ♠	848,381	102,535,328
Griffon Corporation	1,810,899	51,574,404
Janus International Group Incorporated †	2,444,402	30,603,913
JELD-WEN Holding Incorporated †	597,121	15,740,110
Quanex Building Products Corporation ♠	2,646,440	65,578,783
Simpson Manufacturing Company Incorporated ##	404,681	56,278,987
UFP Industries Incorporated	164,800	15,163,248
		337,474,773
Commercial services & supplies: 3.48%
ACCO Brands Corporation	3,679,902	30,395,986
Custom Truck One Source Incorporated	3,475,000	27,800,000
Ennis Incorporated ♠	1,324,229	25,862,192
Harsco Corporation †	1,739,699	29,070,370
Healthcare Services Group Incorporated	2,309,771	41,090,826
Matthews International Corporation Class A	335,600	12,306,452
Viad Corporation ♠†	1,167,207	49,944,788
		216,470,614
See accompanying notes to portfolio of investments

Allspring Special Small Cap Value Fund  |  3

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Construction & engineering: 1.55%
APi Group Corporation †	3,723,567	$ 95,956,322
Electrical equipment: 2.01%
Atkore International Incorporated †##	903,038	100,408,795
Babcock & Wilcox Enterprises Incorporated †	2,724,445	24,574,494
		124,983,289
Machinery: 11.92%
Alamo Group Incorporated	291,649	42,924,900
Columbus McKinnon Corporation	942,617	43,605,462
Douglas Dynamics Incorporated ♠	1,719,521	67,164,490
Franklin Electric Company Incorporated	1,675,669	158,451,261
Hillenbrand Incorporated	321,646	16,722,376
Hillman Group Incorporated	3,622,900	38,946,175
Hillman Solutions Corporation †«	1,737,565	18,678,824
Kadant Incorporated	307,289	70,823,969
Mayville Engineering Company Incorporated †	855,238	12,751,599
Mueller Industries Incorporated ♠	3,180,397	188,788,366
NN Incorporated †	1,151,315	4,720,392
Trimas Corporation	2,074,763	76,766,231
		740,344,045
Professional services: 2.31%
CBIZ Incorporated †	1,724,803	67,474,293
Korn Ferry International	1,005,237	76,126,598
		143,600,891
Road & rail: 0.74%
Werner Enterprises Incorporated	969,289	46,196,314
Trading companies & distributors: 0.65%
Air Lease Corporation	674,500	29,833,135
Custom Truck One Source Incorporated †	1,295,893	10,367,144
		40,200,279
Information technology: 3.93%
Communications equipment: 0.28%
Netgear Incorporated †	589,200	17,210,532
Electronic equipment, instruments & components: 0.95%
Belden Incorporated	895,493	58,860,755
IT services: 2.53%
Concentrix Corporation	274,804	49,085,490
Euronet Worldwide Incorporated †	141,500	16,862,555
Global Blue Group Holding AG	4,536,904	29,013,501
Kyndryl Holdings Incorporated †	1,071,189	19,388,521
Maximus Incorporated	538,400	42,894,328
		157,244,395
Software: 0.17%
Stronghold Digital Mining Incorporated Class A †«	184,989	2,377,109
Synchronoss Technologies Incorporated †	3,525,335	8,601,817
		10,978,926
See accompanying notes to portfolio of investments

4  |  Allspring Special Small Cap Value Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Materials: 15.19%
Chemicals: 7.50%
Avient Corporation	2,849,701	$ 159,440,771
Ecovyst Incorporated	3,293,838	33,728,901
Element Solutions Incorporated	761,992	18,501,166
Innospec Incorporated ♠	1,759,994	158,997,858
Minerals Technologies Incorporated	201,156	14,714,561
NewMarket Corporation	234,886	80,500,130
		465,883,387
Construction materials: 3.07%
Eagle Materials Incorporated ##	1,145,757	190,722,710
Containers & packaging: 2.33%
Myers Industries Incorporated	1,644,560	32,907,646
Silgan Holdings Incorporated	2,616,871	112,106,754
		145,014,400
Metals & mining: 0.51%
Compass Minerals International Incorporated	615,400	31,434,632
Paper & forest products: 1.78%
Neenah Incorporated ♠	1,534,161	71,000,971
Schweitzer-Mauduit International Incorporated	1,335,615	39,934,889
		110,935,860
Real estate: 0.60%
Equity REITs: 0.60%
Washington REIT	1,448,210	37,436,229
Utilities: 1.67%
Electric utilities: 1.67%
Allete Incorporated	599,000	39,743,650
Hawaiian Electric Industries Incorporated	1,547,204	64,208,966
		103,952,616
Total Common stocks (Cost $4,637,231,718)		6,117,432,825

		Yield
Short-term investments: 1.94%
Investment companies: 1.94%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	97,671,296	97,671,296
Securities Lending Cash Investments LLC ♠∩∞		0.07	22,931,310	22,931,310
Total Short-term investments (Cost $120,602,606)				120,602,606
Total investments in securities (Cost $4,757,834,324)	100.38%			6,238,035,431
Other assets and liabilities, net	(0.38)			(23,764,846)
Total net assets	100.00%			$6,214,270,585

See accompanying notes to portfolio of investments

Allspring Special Small Cap Value Fund  |  5

Portfolio of investments—December 31, 2021 (unaudited)

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $7,811,320 (original aggregate cost of $9,000,000), representing 0.13% of its net assets as of period end.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common Stocks
A.H. Belo Corporation Class A†,*	$4,209,028	$334,362	$(13,393,549)	$2,170,389	$6,679,770	$0	0	$0
Central Garden & Pet Company†	45,370,897	2,014,684	(231,486)	204,125	(4,589,924)	42,768,296	812,622	0
CSW Industrials Incorporated	106,799,175	8,590,948	(1,451,662)	438,499	(11,841,632)	102,535,328	848,381	371,030
DallasNews Corporation Class A	0	11,223,160	(18,713)	8,123	(7,330,711)	3,881,859	539,897	173,199
Delta Apparel Incorporated†	15,770,723	593,315	(83,820)	71,220	1,403,401	17,754,839	597,002	0
Denny’s Corporation†	78,234,620	3,591,704	(362,730)	313,688	(9,709,890)	72,067,392	4,504,212	0
Dine Brands Global Incorporated	72,487,294	17,141,089	(409,981)	321,363	(14,006,775)	75,532,990	996,346	378,538
Douglas Dynamics Incorporated	62,770,646	15,420,896	(465,664)	268,213	(10,829,601)	67,164,490	1,719,521	1,423,841
Ennis Incorporated	26,211,587	2,055,478	(129,610)	33,881	(2,309,144)	25,862,192	1,324,229	913,219
Glassbridge Enterprises Incorporated†	106,890	0	0	0	(101,301)	5,589	1,527	0
Innospec Incorporated	154,024,731	25,156,509	(836,340)	492,356	(19,839,398)	158,997,858	1,759,994	1,923,345
J & J Snack Foods Corporation	138,851,420	28,754,429	(810,472)	247,735	776,909	167,820,021	1,062,421	1,865,077
Juniper Industrial Holdings Incorporated Class A†,*	30,004,950	718,954	(31,857,193)	2,475,154	(1,341,865)	0	0	0
Mueller Industries Incorporated	132,122,926	7,992,183	(11,380,869)	3,450,293	56,603,833	188,788,366	3,180,397	1,273,393
Neenah Incorporated	74,946,002	4,256,405	(410,172)	371,749	(8,163,013)	71,000,971	1,534,161	2,104,130
Quanex Building Products Corporation	58,803,044	9,974,585	(295,284)	173,411	(3,076,973)	65,578,783	2,646,440	599,248
Tupperware Brands Corporation†	39,388,825	21,894,672	(193,670)	(26,953)	(22,569,718)	38,493,156	2,517,538	0
Viad Corporation†	46,553,755	2,513,304	(287,796)	217,388	948,137	49,944,788	1,167,207	0
Westwood Holdings Group Incorporated	6,346,248	0	(40,392)	10,364	1,081,190	7,397,410	436,683	1,250,487
Short-term investments
Allspring Government Money Market Fund Select Class	229,802,237	955,324,546	(1,087,455,487)	0	0	97,671,296	97,671,296	25,696
Securities Lending Cash Investments LLC	88,068,134	490,995,835	(556,132,659)	0	0	22,931,310	22,931,310	11,260#
				$11,240,998	$(48,216,705)	$1,276,196,934		$12,312,463

†	Non-income-earning security
*	No longer an affiliate of the Fund at the end of the period.
#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Allspring Special Small Cap Value Fund

Portfolio of investments—December 31, 2021 (unaudited)

Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Atkore International Incorporated	Bank of America Securities Incorporated	(250)	$(96,750)	$115.00	1-21-2022	$(58,750)
Atkore International Incorporated	Bank of America Securities Incorporated	(100)	(27,500)	110.00	1-21-2022	(47,500)
Denbury Incorporated	Bank of America Securities Incorporated	(250)	(95,500)	90.00	1-21-2022	(4,375)
Eagle Materials Incorporated	Bank of America Securities Incorporated	(250)	(85,620)	165.00	1-21-2022	(131,250)
EQT Corporation	Bank of America Securities Incorporated	(1,000)	(94,500)	23.00	1-21-2022	(52,500)
Jackson Financial Incorporated	Bank of America Securities Incorporated	(500)	(138,499)	40.00	2-18-2022	(182,500)
Simpson Manufacturing Company Incorporated	Bank of America Securities Incorporated	(250)	(56,750)	135.00	1-21-2022	(136,250)
Put
Atkore International Incorporated	Bank of America Securities Incorporated	500	163,499	100.00	1-21-2022	(36,250)
Atkore International Incorporated	Bank of America Securities Incorporated	250	75,500	95.00	1-21-2022	(13,125)
E2open Parent Holdings Incorporated	Bank of America Securities Incorporated	4,000	161,299	10.00	1-21-2022	(70,000)
Hillman Solutions Corporation	Bank of America Securities Incorporated	1,000	59,030	10.00	1-21-2022	(5,812)
Hillman Solutions Corporation	Bank of America Securities Incorporated	1,000	65,000	10.00	2-18-2022	(25,000)
Tupperware Brands Corporation	Bank of America Securities Incorporated	1,000	181,999	15.00	1-21-2022	(55,000)
						$(818,312)
See accompanying notes to portfolio of investments

Allspring Special Small Cap Value Fund  |  7

Notes to portfolio of investments—December 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

8  |  Allspring Special Small Cap Value Fund

Notes to portfolio of investments—December 31, 2021 (unaudited)

The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,881,859	$0	$0	$3,881,859
Consumer discretionary	563,693,926	0	0	563,693,926
Consumer staples	707,827,214	0	0	707,827,214
Energy	345,132,815	0	0	345,132,815
Financials	1,054,001,214	8,590,589	7,811,320	1,070,403,123
Health care	309,173,191	0	0	309,173,191
Industrials	1,787,646,255	0	0	1,787,646,255
Information technology	244,294,608	0	0	244,294,608
Materials	943,990,989	0	0	943,990,989
Real estate	37,436,229	0	0	37,436,229
Utilities	103,952,616	0	0	103,952,616
Short-term investments
Investment companies	120,602,606	0	0	120,602,606
Total assets	$6,221,633,522	$8,590,589	$7,811,320	$6,238,035,431
Liabilities
Written options	$812,500	$5,812	$0	$818,312
Total liabilities	$812,500	$5,812	$0	$818,312
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.

Allspring Special Small Cap Value Fund  |  9